Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income		$ 980	$ 1,018	$ 974
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	176	(116)	25
Total of items to eventually recycle		176	(116)	25
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	6	14	(30)
Fair value adjustments on equity investments, net of taxes	[3]	27	36	(5)
Total of items never to be recycled		33	50	(35)
Total comprehensive income		1,189	952	964
Total comprehensive income for the period attributable to:
Shareholders of Alcon Inc.		1,189	952	964
Non-controlling interests		$ 0	$ 0	$ 0

[1]	Amount is net of tax expense of $2 million in 2025. Amounts are net of tax benefit of $1 million in 2024 and 2023.
[2]	Amounts are net of tax expense of $3 million and $5 million in 2025 and 2024, respectively. Amount is net of tax benefit of $8 million in 2023.
[3]	Amounts are net of tax expense of $4 million, $16 million and $3 million in 2025, 2024 and 2023, respectively.